Warrants - Summary Schedule (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended
	Sep. 30, 2021	Feb. 17, 2021	Feb. 03, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 0.11		$ 0.11
Number of shares (in shares)				12,300
Public Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 11.50	$ 11.50
Number of shares (in shares)	15,813
Redemption price (in dollars per share)	$ 18.00
Gain/(loss) in value from September 9, 2021 (close of the Merger) to September 30, 2021 (in thousands)	$ 4,902
Fair Value at September 30, 2021 (in thousands)	$ 24,193
Private Warrants Tranche One [Member]
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 11.50	$ 11.50
Number of shares (in shares)	4,163
Redemption price (in dollars per share)	$ 18.00
Gain/(loss) in value from September 9, 2021 (close of the Merger) to September 30, 2021 (in thousands)	$ 1,956
Fair Value at September 30, 2021 (in thousands)	$ 9,449
Private Warrants Tranche Two [Member]
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 20
Number of shares (in shares)	4,163
Redemption price (in dollars per share)	$ 18.00
Gain/(loss) in value from September 9, 2021 (close of the Merger) to September 30, 2021 (in thousands)	$ 583
Fair Value at September 30, 2021 (in thousands)	$ 2,914